Consolidated Statements of Shareholder's Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Comprehensive (Loss) Income
Balance at Dec. 31, 2008	$ 1,132,359	$ 0	$ 1,438,432	$ (249,919)	$ (56,154)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	13,495			13,495		13,495
Other comprehensive income, net of tax:
Net unrealized gain (loss) on securities	4,598				4,598	4,598
Net unrealized gain on derivative instruments	22,744				22,744	22,744
Foreign currency translation	5,038				5,038	5,038
Total comprehensive (loss) income	45,875			13,495	32,380	45,875
Stock-based employee compensation-contribution from Holdings	8,097		8,097
Balance at Dec. 31, 2009	1,186,331	0	1,446,529	(236,424)	(23,774)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(14,559)			(14,559)		(14,559)
Other comprehensive income, net of tax:
Net unrealized gain (loss) on securities	1,583				1,583	1,583
Net unrealized gain on derivative instruments	2,634				2,634	2,634
Foreign currency translation	2,186				2,186	2,186
Total comprehensive (loss) income	(8,156)			(14,559)	6,403	(8,156)
Stock-based employee compensation-contribution from Holdings	9,352		9,352
Balance at Dec. 31, 2010	1,187,527	0	1,455,881	(250,983)	(17,371)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	40,821			40,821		40,821
Other comprehensive income, net of tax:
Net unrealized gain (loss) on securities	(695)				(695)	(695)
Net unrealized gain on derivative instruments	13,314				13,314	13,314
Foreign currency translation	(1,460)				(1,460)	(1,460)
Total comprehensive (loss) income	51,980			40,821	11,159	51,980
Stock-based employee compensation-contribution from Holdings	8,412		8,412
Balance at Dec. 31, 2011	$ 1,247,919	$ 0	$ 1,464,293	$ (210,162)	$ (6,212)